Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Income Taxes (Tables) [Line Items]
Schedule of income (loss) before income taxes
	Year Ended December 31,
	2021	2020
Domestic	$(37,291)	$(19,694)
Foreign	69	86
Income (loss) before income taxes	$(37,222)	$(19,608)

Schedule of provision for (benefit from) income taxes
	Year Ended December 31,
	2021	2020
Current:
Federal	$—	$—
State	4	1
Foreign	16	16
Total Current	20	17

Deferred:
Federal	—	—
State	—	—
Foreign	—	9
Total Deferred	—	9
Provision for income taxes	$20	$26

Schedule of U.S. federal income tax rate
	Year Ended December 31,
	2021	2020
U.S. federal provision (benefit) at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	(0.02)	(0.01)
Foreign income taxes at rates other than the U.S. rate	(0.02)	(0.03)
Other permanent items	(0.15)	(0.09)
Stock-based compensation	(1.98)	(0.32)
Research and development credits	3.39	1.93
Unrecognized tax benefits	(1.36)	(0.77)
Global intangible low-taxed income	(0.00)	(0.03)
Change in valuation allowance	(21.65)	(21.97)
Payroll tax credit adjustments	0.09	0.16
PPP Loan Adjustment	0.64	—
Effective tax rate	(0.05)%	(0.13)%

Schedule of deferred income tax assets and liabilities
	December 31,
	2021	2020
Deferred tax assets:
Accruals and reserves	$309	$30
Stock-based compensation	191	55
Net operating loss carryforward	20,082	13,945
Research and development credits	3,323	1,833
Valuation allowance	(23,875)	(15,818)
Total deferred tax assets	30	45
Deferred tax liabilities:
Depreciation and amortization	(30)	(45)
Total deferred tax liabilities	(30)	(45)
Net deferred tax assets (liabilities)	$—	$—

Schedule of unrecognized tax benefits
	Year Ended December 31,
	2021	2020
Unrecognized tax benefits as of the beginning of the year	$1,471	$1,090
Increases related to prior year tax provisions	159	—
Increase related to current year tax provisions	939	381
Unrecognized tax benefits as of the end of the year	$2,569	$1,471

Growth Capital Acquisition Corp. [Member]
Income Taxes (Tables) [Line Items]
Schedule of provision for (benefit from) income taxes
	March 31, 2021	March 31, 2020
Federal
Current	$—
Deferred	(18,428)	(2,033)

State
Current	—	32
Deferred	—
Change in valuation allowance	18,428	2,033
Income tax provision	$—	32

Schedule of U.S. federal income tax rate
Statutory federal income tax rate	21.0%	21.0%
State tax provision net of federal benefit	(0.0)	(0.3)
Change in FV of warrant liability	(21.9)
Transaction costs associated with the issuance of warrants	0.7
Change in valuation allowance	0.2	(21.0)
Income tax provision	—%	(0.3)%

Schedule of deferred income tax assets and liabilities
	March 31, 2021	March 31, 2020
Deferred tax asset
Net operating loss carryforwards	57,578	39,150
Total deferred tax asset	57,578	39,150
Valuation allowance	(57,578)	(39,150)
Deferred tax asset, net of allowance	$—